Warrants (Details Narrative) - Yerbae Brands Corp [Member] - $ / shares	Dec. 31, 2024	Oct. 03, 2024	Mar. 12, 2024
Shares issued price per share			$ 0.74
Warrants expiration date	Feb. 08, 2026
Minimum [Member]
Shares issued price per share	$ 0.85
Weighted average range	0.12
Maximum [Member]
Shares issued price per share	2.15
Weighted average range	$ 0.96
Common Stock [Member]
Exercise of outstanding warrants	10,954,307
Shares issued price per share		$ 0.30